Digital assets (Tables)	3 Months Ended
Mar. 31, 2025
Digital assets [abstract]
Schedule of fair value and cost of digital assets
	January 1, 2025 Balance	Additions	Dispositions	Unrealized loss	March 31, 2025 Balance
	$	$	$	$	$
Bitcoin	356,877	1,200,000	-	(145,566)	1,411,311
Dogecoin	154,314	200,000	-	(150,579)	203,735
Solana	350,039	1,300,000	(200,000)	(406,573)	1,043,466
XRP	-	100,000	-	(16,109)	83,891
	861,230	2,800,000	(200,000)	(718,827)	2,742,403

	January 1, 2024 Balance	Unrealized loss	December 31, 2024, Balance
	$	$	$
Bitcoin	401,000	(44,123)	356,877
Dogecoin	201,000	(46,686)	154,314
Solana	401,000	(50,961)	350,039
	1,003,000	(141,770)	861,230

Schedule of fair value hierarchy
		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	2,742,403	—
		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	861,230	—